Investment Portfolio	as of November 30, 2019 (Unaudited)

DWS Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 51.4%
DWS Core Equity Fund "Institutional" (a)	358,994	10,285,181
DWS Emerging Markets Equity Fund "Institutional" (a)	27,084	542,494
DWS RREEF Global Infrastructure Fund "Institutional" (a)	60,771	957,141
DWS RREEF Real Estate Securities Fund "Institutional" (a)	62,618	1,528,506
DWS Small Cap Core Fund "S" (a)	28,886	852,135
Total Equity - Equity Funds (Cost $8,389,590)		14,165,457
Equity - Exchange-Traded Funds 5.4%
iShares MSCI Japan ETF	9,134	542,834
iShares MSCI Pacific ex Japan ETF	5,960	275,114
SPDR Gold Shares ETF*	1,926	265,518
SPDR S&P Emerging Asia Pacific ETF	4,082	401,765
Total Equity - Exchange-Traded Funds (Cost $1,415,909)		1,485,231
Fixed Income - Bond Funds 13.3%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	39,774	370,294
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	29,261	268,915
DWS GNMA Fund "Institutional" (a)	88,450	1,221,496
DWS High Income Fund "Institutional" (a)	28,754	136,583
DWS Short Duration Fund "S" (a)	66,097	575,701
DWS Total Return Bond Fund "Institutional" (a)	100,851	1,093,222
Total Fixed Income - Bond Funds (Cost $3,620,820)		3,666,211
Fixed Income - Exchange-Traded Funds 26.7%
iShares Core MSCI Europe ETF	36,939	1,776,027
iShares iBoxx $ Investment Grade Corporate Bond ETF	17,800	2,277,866
iShares JP Morgan USD Emerging Markets Bond ETF	6,916	775,422
iShares TIPS Bond ETF	4,614	536,977
iShares U.S. Treasury Bond ETF	60,737	1,589,184
Vanguard Total International Bond ETF	6,874	399,792
Total Fixed Income - Exchange-Traded Funds (Cost $7,183,843)		7,355,268
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 0.7%
U.S. Treasury Bill, 1.807% **, 7/16/2020 (b) (Cost $189,803)	192,000	190,115
	Shares	Value ($)
Fixed Income - Money Market Fund 2.5%
DWS Central Cash Management Government Fund, 1.63% (a) (c) (Cost $683,489)	683,489	683,489
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,483,454)	100.0	27,545,771
Other Assets and Liabilities, Net	(0.0)	(13,650)
Net Assets	100.0	27,532,121

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended November 30, 2019 are as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
Equity - Equity Funds 51.4%
DWS Core Equity Fund “Institutional” (a)
9,400,906	371,154	201,851	1,337	713,635	33,829	—	358,994	10,285,181
DWS Emerging Markets Equity Fund “Institutional” (a)
786,995	—	294,049	(17,076)	66,624	—	—	27,084	542,494
DWS ESG International Core Equity Fund “Institutional” (a)
1,117,214	—	1,129,173	66,709	(54,750)	—	—	—	—
DWS RREEF Global Infrastructure Fund “Institutional” (a)
1,118,101	181,403	346,835	8,862	(4,390)	7,403	—	60,771	957,141
DWS RREEF Real Estate Securities Fund “Institutional” (a)
2,097,762	10,175	630,815	53,281	(1,897)	10,175	—	62,618	1,528,506
DWS Small Cap Core Fund “S” (a)
673,274	118,300	23,699	160	84,100	—	—	28,886	852,135
Fixed Income - Bond Funds 13.3%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
364,140	3,763	—	—	2,391	3,763	—	39,774	370,294
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
270,814	1,340	—	—	(3,239)	1,340	—	29,261	268,915
DWS ESG Global Bond Fund “S” (a)
798,210	2,751	784,609	39,438	(55,790)	2,751	—	—	—
DWS GNMA Fund “Institutional” (a)
145,394	1,075,633	—	—	469	4,533	—	88,450	1,221,496
DWS High Income Fund “Institutional” (a)
—	137,437	—	—	(854)	1,137	—	28,754	136,583
DWS Short Duration Fund “S” (a)
572,985	4,030	—	—	(1,314)	4,119	—	66,097	575,701
DWS Total Return Bond Fund “Institutional” (a)
1,960,496	10,239	850,549	23,593	(50,557)	10,239	—	100,851	1,093,222
Fixed Income - Money Market Fund 2.5%
DWS Central Cash Management Government Fund, 1.63% (a) (c)
741,927	1,877,622	1,936,060	—	—	3,110	—	683,489	683,489
20,048,218	3,793,847	6,197,640	176,304	694,428	82,399	—	1,575,029	18,515,157

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) Affiliated fund managed by DWS Investment Management Americas, Inc.
(b) At November 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) The rate shown is the annualized seven-day yield at period end.
GNMA: Government National Mortgage Association
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities

At November 30, 2019, open futures contracts purchased are as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
MSCI Emerging Market Index	USD	12/20/2019	10	510,330	519,000	8,670

At November 30, 2019, open futures contracts sold are as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2020	10	1,295,677	1,293,594	2,083

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$14,165,457	$—	$—	$14,165,457
Equity - Exchange-Traded Funds	1,485,231	—	—	1,485,231
Fixed Income - Bond Funds	3,666,211	—	—	3,666,211
Fixed Income – Exchange- Traded Funds	7,355,268	—	—	7,355,268
Short-Term U.S. Treasury Obligation	—	190,115	—	190,115
Fixed Income - Money Market Fund	683,489	—	—	683,489
Derivatives (d)
Futures Contracts	10,753	—	—	10,753
Total	$27,366,409	$190,115	$—	$27,556,524

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 8,670
Interest Rate Contracts	$ 2,083